FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	$ 29,515	$ 31,688
Derivative financial instruments	154,906	121,309
Brokerage payables designated at fair value	45,085	44,045
Debt issued designated at fair value	73,638	73,799
Other financial liabilities designated at fair value	30,237	30,074
Total financial liabilities measured at fair value through profit or loss	333,381	300,916
Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	16,951	18,924
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	4,707	4,266
Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	6,587	6,709
Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	1,229	1,733
Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	88,508	54,078
Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	37,545	28,675
Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	26,148	34,949
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	1,199	1,753
Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	1,361	1,566
Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	13,221	21,466
Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	15,333	6,377
Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	1,684	2,231
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	23,578	25,413
Derivative financial instruments	640	509
Brokerage payables designated at fair value	0	0
Debt issued designated at fair value	0	0
Other financial liabilities designated at fair value	0	0
Total financial liabilities measured at fair value through profit or loss	24,219	25,922
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	16,521	18,328
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	36	30
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	5,880	5,883
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	1,141	1,172
Level 1 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	587	258
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	0	0
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	0	0
Level 1 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	0	0
Level 1 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	5,823	6,170
Derivative financial instruments	152,582	118,558
Brokerage payables designated at fair value	45,085	44,045
Debt issued designated at fair value	63,111	59,606
Other financial liabilities designated at fair value	29,547	29,258
Total financial liabilities measured at fair value through profit or loss	296,148	257,637
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	352	513
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	4,643	4,219
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	706	826
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	84	555
Level 2 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	87,897	53,800
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	37,429	28,398
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	24,963	33,438
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	920	1,412
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	1,309	1,503
Level 2 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	13,221	21,466
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	15,333	6,375
Level 2 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	993	1,417
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	114	105
Derivative financial instruments	1,684	2,242
Brokerage payables designated at fair value	0	0
Debt issued designated at fair value	10,527	14,194
Other financial liabilities designated at fair value	691	816
Total financial liabilities measured at fair value through profit or loss	13,015	17,357
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	78	83
Total financial liabilities measured at fair value through profit or loss	100	100
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	27	17
Total financial liabilities measured at fair value through profit or loss	0	0
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	1	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	3	6
Total financial liabilities measured at fair value through profit or loss	0	0
Level 3 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	24	21
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	116	278
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	1,184	1,511
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	279	341
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	52	63
Level 3 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	0	0
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	0	2
Level 3 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	691	814
UBS AG
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	29,515	31,688
Derivative financial instruments	154,906	121,309
Brokerage payables designated at fair value	45,085	44,045
Debt issued designated at fair value	71,842	71,460
Other financial liabilities designated at fair value	32,033	32,414
Total financial liabilities measured at fair value through profit or loss	333,382	300,916
UBS AG | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	16,951	18,924
UBS AG | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	4,707	4,266
UBS AG | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	6,587	6,709
UBS AG | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	1,229	1,733
UBS AG | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	88,508	54,078
UBS AG | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	37,545	28,675
UBS AG | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	26,148	34,949
UBS AG | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	1,199	1,753
UBS AG | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	1,361	1,566
UBS AG | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	13,221	21,466
UBS AG | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	15,333	6,377
UBS AG | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	1,684	2,231
UBS AG | Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	23,578	25,413
Derivative financial instruments	640	509
Brokerage payables designated at fair value	0	0
Debt issued designated at fair value	0	0
Other financial liabilities designated at fair value	0	0
Total financial liabilities measured at fair value through profit or loss	24,219	25,922
UBS AG | Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	16,521	18,328
UBS AG | Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	36	30
UBS AG | Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	5,880	5,883
UBS AG | Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	1,141	1,172
UBS AG | Level 1 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	587	258
UBS AG | Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	0	0
UBS AG | Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	0	0
UBS AG | Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	0	0
UBS AG | Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	0	0
UBS AG | Level 1 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	0	0
UBS AG | Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	0	0
UBS AG | Level 1 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	0	0
UBS AG | Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	5,823	6,170
Derivative financial instruments	152,582	118,558
Brokerage payables designated at fair value	45,085	44,045
Debt issued designated at fair value	62,603	59,606
Other financial liabilities designated at fair value	30,055	29,258
Total financial liabilities measured at fair value through profit or loss	296,148	257,637
UBS AG | Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	352	513
UBS AG | Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	4,643	4,219
UBS AG | Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	706	826
UBS AG | Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	84	555
UBS AG | Level 2 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	87,897	53,800
UBS AG | Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	37,429	28,398
UBS AG | Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	24,963	33,438
UBS AG | Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	920	1,412
UBS AG | Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	1,309	1,503
UBS AG | Level 2 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	13,221	21,466
UBS AG | Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	15,333	6,375
UBS AG | Level 2 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	993	1,417
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	114	105
Derivative financial instruments	1,684	2,242
Brokerage payables designated at fair value	0	0
Debt issued designated at fair value	9,240	11,854
Other financial liabilities designated at fair value	1,978	3,156
Total financial liabilities measured at fair value through profit or loss	13,015	17,357
UBS AG | Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	78	83
UBS AG | Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	27	17
UBS AG | Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	1	0
UBS AG | Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities at fair value held for trading	3	6
UBS AG | Level 3 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	24	21
UBS AG | Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	116	278
UBS AG | Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	1,184	1,511
UBS AG | Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	279	341
UBS AG | Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Derivative financial instruments	52	63
UBS AG | Level 3 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	0	0
UBS AG | Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	0	2
UBS AG | Level 3 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Other financial liabilities designated at fair value	$ 691	$ 814